JPI
Nuveen Preferred and Income Term Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 151.8% (100.0% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 68.0% (44.8% of Total Investments)
	Automobiles – 2.3%
$1,805	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$1,868,175
10,363	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	10,117,851
	Total Automobiles				11,986,026
	Banks – 26.1%
3,700	Bank of America Corp, (4)	6.250%	N/A (3)	BBB	4,023,750
6,620	Bank of America Corp	6.500%	N/A (3)	BBB	7,401,193
1,860	Bank of America Corp	6.300%	N/A (3)	BBB	2,111,100
2,670	CIT Group Inc	5.800%	N/A (3)	Ba3	2,649,975
8,668	Citigroup Inc	5.950%	N/A (3)	BBB-	9,084,064
6,380	Citigroup Inc	6.300%	N/A (3)	BBB-	6,622,791
2,870	Citigroup Inc, (5)	6.250%	N/A (3)	BBB-	3,206,020
6,015	Citigroup Inc	5.000%	N/A (3)	BBB-	6,040,895
3,180	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	3,183,752
1,085	Commerzbank AG, 144A, (5)	8.125%	9/19/23	Baa3	1,245,396
2,245	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	2,415,620
1,815	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	1,833,150
2,121	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	Baa2	3,595,095
1,980	Huntington Bancshares Inc/OH	4.450%	N/A (3)	Baa3	1,970,100
5,820	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	6,511,125
7,060	JPMorgan Chase & Co, (5)	5.000%	N/A (3)	BBB+	7,060,000
2,135	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	2,242,526
12,192	JPMorgan Chase & Co, (4)	6.750%	N/A (3)	BBB+	13,330,228
2,430	KeyCorp	5.000%	N/A (3)	Baa3	2,496,825
705	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	788,035
1,765	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,851,776
1,570	M&T Bank Corp, (4)	6.450%	N/A (3)	Baa2	1,683,825
1,969	PNC Financial Services Group Inc, (4)	6.750%	N/A (3)	Baa2	2,010,349
2,097	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	2,241,798
1,845	Regions Financial Corp	5.750%	N/A (3)	BB+	1,976,456
595	Truist Financial Corp	4.950%	N/A (3)	Baa2	630,700
13,010	Truist Financial Corp, (5)	4.800%	N/A (3)	Baa2	13,116,031
2,265	Truist Financial Corp, (5)	5.050%	N/A (3)	Baa2	2,218,794

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$1,500	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (6)	1.384%	N/A (3)	A3	$1,163,250
5,600	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	5,606,720
1,230	Wells Fargo & Co, (5)	7.950%	11/15/29	Baa1	1,630,001
3,951	Wells Fargo & Co, (4)	5.900%	N/A (3)	Baa2	3,985,447
7,388	Wells Fargo & Co, (4)	5.875%	N/A (3)	Baa2	7,926,443
1,050	Zions Bancorp NA	5.800%	N/A (3)	BB+	1,015,875
1,415	Zions Bancorp NA, (5)	7.200%	N/A (3)	BB+	1,463,110
	Total Banks				136,332,215
	Capital Markets – 4.5%
2,385	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	2,551,950
5,540	Charles Schwab Corp, (4)	5.375%	N/A (3)	BBB	6,066,300
3,950	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (6)	4.165%	N/A (3)	BBB-	3,890,750
4,402	Goldman Sachs Group Inc, (5)	5.300%	N/A (3)	BBB-	4,688,130
5,760	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	6,177,600
	Total Capital Markets				23,374,730
	Commercial Services & Supplies – 1.2%
7,045	AerCap Global Aviation Trust, 144A, (5)	6.500%	6/15/45	BB+	6,234,825
	Consumer Finance – 0.4%
2,190	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (6)	4.046%	N/A (3)	Baa3	1,998,375
	Diversified Financial Services – 4.3%
13	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	13,208,000
1,820	Discover Financial Services	6.125%	N/A (3)	Ba2	1,961,960
3,110	Equitable Holdings Inc	4.950%	N/A (3)	BBB-	3,203,300
3,971	Voya Financial Inc, (5)	6.125%	N/A (3)	BBB-	4,080,202
	Total Diversified Financial Services				22,453,462
	Electric Utilities – 2.3%
2,210	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	2,290,886
6,845	Emera Inc, (5)	6.750%	6/15/76	BB+	7,580,838
2,025	Southern Co	4.000%	1/15/51	BBB	2,059,260
	Total Electric Utilities				11,930,984
	Food Products – 4.5%
2,360	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	2,158,731
7,493	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	6,743,700
2,350	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	2,185,500

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$12,570	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	$12,444,300
	Total Food Products				23,532,231
	Independent Power & Renewable Electricity Producers – 0.7%
1,240	AES Gener SA, 144A, (5)	7.125%	3/26/79	BB	1,281,963
2,550	AES Gener SA, 144A, (5)	6.350%	10/07/79	BB	2,568,488
	Total Independent Power & Renewable Electricity Producers				3,850,451
	Industrial Conglomerates – 2.0%
12,882	General Electric Co, (4)	5.000%	N/A (3)	BBB-	10,526,204
	Insurance – 14.8%
1,920	Aegon NV, (5)	5.500%	4/11/48	Baa1	2,087,589
1,447	American International Group Inc, (7)	5.750%	4/01/48	Baa2	1,621,427
8,815	Assurant Inc, (5)	7.000%	3/27/48	BB+	9,596,275
13,170	Assured Guaranty Municipal Holdings Inc, 144A, (7)	6.400%	12/15/66	BBB+	12,886,757
2,320	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	2,346,679
1,540	Enstar Finance LLC, (5)	5.750%	9/01/40	BB+	1,564,813
4,755	Markel Corp	6.000%	N/A (3)	BBB-	5,052,187
3,440	MetLife Inc, 144A, (7)	9.250%	4/08/38	BBB	4,955,480
3,490	MetLife Inc	3.850%	N/A (3)	BBB	3,499,981
1,270	MetLife Inc, (5)	5.875%	N/A (3)	BBB	1,407,846
2,335	PartnerRe Finance B LLC, (7)	4.500%	10/01/50	Baa1	2,335,840
4,734	Provident Financing Trust I	7.405%	3/15/38	BB+	5,388,397
700	Prudential Financial Inc, (5)	3.700%	10/01/50	BBB+	715,750
10,990	QBE Insurance Group Ltd, 144A, (5)	7.500%	11/24/43	Baa1	12,327,321
1,650	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,838,315
1,220	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	1,302,350
10,375	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	8,611,250
	Total Insurance				77,538,257
	Multi-Utilities – 2.5%
6,005	CenterPoint Energy Inc, (4)	6.125%	N/A (3)	BBB-	6,075,615
795	CMS Energy Corp, (7)	4.750%	6/01/50	Baa2	849,818
2,815	NiSource Inc	5.650%	N/A (3)	BBB-	2,815,000
2,960	Sempra Energy	4.875%	N/A (3)	BBB-	3,078,400
	Total Multi-Utilities				12,818,833
	Oil, Gas & Consumable Fuels – 1.2%
3,520	Enbridge Inc, (5)	5.750%	7/15/80	BBB-	3,587,763
1,485	MPLX LP, (5)	6.875%	N/A (3)	BB+	1,247,637

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,320	Transcanada Trust	5.500%	9/15/79	BBB	$1,352,261
	Total Oil, Gas & Consumable Fuels				6,187,661
	Trading Companies & Distributors – 0.4%
2,740	AerCap Holdings NV	5.875%	10/10/79	BB+	2,169,559
	U.S. Agency – 0.2%
1,180	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	1,180,000
	Wireless Telecommunication Services – 0.6%
2,735	Vodafone Group PLC	7.000%	4/04/79	BB+	3,245,947
	Total $1,000 Par (or similar) Institutional Preferred (cost $342,249,453)				355,359,760

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 49.0% (32.3% of Total Investments) (8)
	Banks – 37.0%
$1,970	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (4)	6.750%	N/A (3)	Baa2	$2,234,492
5,155	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	5,064,787
2,480	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	2,350,395
2,140	Banco Mercantil del Norte SA/Grand Cayman, 144A, (5)	7.625%	N/A (3)	Ba2	2,134,650
8,000	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	8,300,000
7,945	Barclays PLC	7.750%	N/A (3)	BBB-	8,191,851
5,825	Barclays PLC, Reg S	7.875%	N/A (3)	BBB-	6,005,808
4,795	Barclays PLC	6.125%	N/A (3)	BBB-	4,878,913
6,970	Barclays PLC, (5)	8.000%	N/A (3)	BBB-	7,475,325
950	BNP Paribas SA, 144A, (4)	7.000%	N/A (3)	BBB	1,091,902
9,140	BNP Paribas SA, 144A, (4)	7.375%	N/A (3)	BBB	10,202,525
7,100	BNP Paribas SA, 144A, (5)	6.625%	N/A (3)	BBB	7,532,745
7,275	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB	8,018,505
9,624	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	11,292,802
3,890	Credit Suisse Group AG, 144A	5.250%	N/A (3)	BB+	3,916,452
1,500	Danske Bank A/S, Reg S	7.000%	N/A (3)	BBB-	1,607,934
6,535	HSBC Holdings PLC	6.000%	N/A (3)	BBB	6,774,606
1,400	HSBC Holdings PLC	6.375%	N/A (3)	BBB	1,442,854
11,706	HSBC Holdings PLC	6.375%	N/A (3)	BBB	12,188,872
4,250	ING Groep NV	5.750%	N/A (3)	BBB	4,427,990
2,774	ING Groep NV, Reg S	6.875%	N/A (3)	BBB	2,867,095
3,045	ING Groep NV	6.500%	N/A (3)	BBB	3,223,894
6,014	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	6,344,770
6,550	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	7,060,318

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$12,700	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	$13,398,500
3,050	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	3,138,450
4,670	Natwest Group PLC	8.000%	N/A (3)	BBB-	5,227,505
5,105	Natwest Group PLC	8.625%	N/A (3)	BBB-	5,268,922
3,225	Natwest Group PLC, (5)	6.000%	N/A (3)	BBB-	3,336,908
3,735	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	4,178,531
1,720	Societe Generale SA, 144A	8.000%	N/A (3)	BB	1,932,781
6,163	Societe Generale SA, 144A	7.875%	N/A (3)	BB+	6,575,181
1,508	Societe Generale SA, 144A	6.750%	N/A (3)	BB	1,585,285
4,630	Standard Chartered PLC, 144A	7.500%	N/A (3)	BBB-	4,780,475
1,720	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	1,829,650
7,165	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	7,523,250
182,424	Total Banks				193,404,923
	Capital Markets – 11.4%
8,375	Credit Suisse Group AG, 144A, (5)	7.500%	N/A (3)	BB+	8,877,584
4,655	Credit Suisse Group AG, 144A, (5)	6.375%	N/A (3)	BB+	4,998,306
8,671	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB+	9,396,849
3,632	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	3,940,720
8,030	Deutsche Bank AG	6.000%	N/A (3)	B+	7,146,700
11,352	UBS Group AG, Reg S	7.000%	N/A (3)	BBB	12,643,290
6,095	UBS Group AG, 144A, (5)	7.000%	N/A (3)	BBB	6,559,744
5,480	UBS Group AG, Reg S, (5)	6.875%	N/A (3)	BBB	6,041,700
56,290	Total Capital Markets				59,604,893
	Equity Real Estate Investment Trust – 0.6%
2,905	ING Groep NV, Reg S	6.750%	N/A (3)	BBB	3,076,575
$241,619	Total Contingent Capital Securities (cost $245,245,673)				256,086,391

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 33.7% (22.2% of Total Investments)
	Banks – 10.8%
59,100	Bank of America Corp	4.375%	BBB	$1,477,500
5,908	Citigroup Inc	7.125%	BBB-	167,078
136,500	CoBank ACB, 144A, (9)	6.250%	BBB+	14,264,251
62,728	CoBank ACB, (9)	6.200%	BBB+	6,649,168
111,200	Farm Credit Bank of Texas, 144A, (5), (9)	6.750%	Baa1	11,898,400
119,752	Fifth Third Bancorp	6.625%	Baa3	3,386,587
123,212	Huntington Bancshares Inc/OH	6.250%	Baa3	3,156,691
54,100	KeyCorp	6.125%	Baa3	1,529,407
151,000	Regions Financial Corp	6.375%	BB+	4,288,400
57,838	Regions Financial Corp	5.700%	BB+	1,587,653

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
88,153	Synovus Financial Corp	5.875%	BB-	$2,271,703
61,900	Truist Financial Corp	4.750%	Baa2	1,614,971
64,600	Wells Fargo & Co	4.750%	Baa2	1,613,708
86,389	Wintrust Financial Corp	6.875%	BB	2,299,675
	Total Banks			56,205,192
	Capital Markets – 3.5%
51,218	Goldman Sachs Group Inc	5.500%	Ba1	1,342,424
130,072	Morgan Stanley	7.125%	Baa3	3,739,570
112,134	Morgan Stanley	6.875%	Baa3	3,133,024
196,300	Morgan Stanley	5.850%	Baa3	5,531,734
125,000	Morgan Stanley	6.375%	Baa3	3,532,500
30,950	State Street Corp	5.350%	Baa1	877,742
	Total Capital Markets			18,156,994
	Consumer Finance – 1.0%
117,026	GMAC Capital Trust I, (5)	6.065%	BB-	3,012,249
79,000	Synchrony Financial	5.625%	BB-	1,982,110
	Total Consumer Finance			4,994,359
	Diversified Financial Services – 3.5%
80,100	AgriBank FCB, (9)	6.875%	BBB+	8,610,750
105,500	Equitable Holdings Inc, (5)	5.250%	BBB-	2,668,095
254,745	Voya Financial Inc	5.350%	BBB-	7,232,210
	Total Diversified Financial Services			18,511,055
	Diversified Telecommunication Services – 0.3%
64,200	AT&T Inc, (5)	4.750%	BBB	1,623,618
	Food Products – 3.2%
100,400	CHS Inc	7.875%	N/R	2,808,188
194,529	CHS Inc	7.100%	N/R	5,337,876
180,399	CHS Inc	6.750%	N/R	4,778,769
24,000	Dairy Farmers of America Inc, 144A, (9)	7.875%	BB+	2,136,000
20,500	Dairy Farmers of America Inc, 144A, (9)	7.875%	BB+	1,824,500
	Total Food Products			16,885,333
	Insurance – 8.3%
256,300	American Equity Investment Life Holding Co, (4)	5.950%	BB	6,381,870
122,300	American Equity Investment Life Holding Co, (4)	6.625%	BB	3,187,138
332,778	Aspen Insurance Holdings Ltd	5.950%	BB+	8,715,456
62,000	Aspen Insurance Holdings Ltd	5.625%	BB+	1,583,480
143,500	Athene Holding Ltd, (5)	6.350%	BBB-	3,842,930
127,800	Athene Holding Ltd	6.375%	BBB-	3,437,820
62,400	Axis Capital Holdings Ltd	5.500%	BBB	1,589,952

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
70,700	Delphi Financial Group Inc, (5), (9)	3.470%	BBB	$1,343,300
119,500	Enstar Group Ltd, (5)	7.000%	BB+	3,181,090
57,769	Globe Life Inc, (5)	6.125%	BBB+	1,494,484
200,629	Maiden Holdings North America Ltd	7.750%	N/R	4,391,769
161,200	Reinsurance Group of America Inc, (5)	5.750%	BBB+	4,387,864
	Total Insurance			43,537,153
	Oil, Gas & Consumable Fuels – 1.1%
130,503	NuStar Energy LP	8.500%	B2	2,444,321
78,881	NuStar Energy LP	7.625%	B2	1,305,481
114,104	NuStar Logistics LP, (5)	6.971%	B	2,138,309
	Total Oil, Gas & Consumable Fuels			5,888,111
	Thrifts & Mortgage Finance – 1.5%
97,066	Federal Agricultural Mortgage Corp	6.000%	N/R	2,609,765
202,914	New York Community Bancorp Inc	6.375%	Ba2	5,261,560
	Total Thrifts & Mortgage Finance			7,871,325
	Trading Companies & Distributors – 0.5%
107,152	Air Lease Corp, (5)	6.150%	BB+	2,458,067
	Total $25 Par (or similar) Retail Preferred (cost $171,179,653)			176,131,207

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 1.1% (0.7% of Total Investments)
	Diversified Financial Services – 0.6%
$6,082	ILFC E-Capital Trust II, 144A	3.230%	12/21/65	BB+	$3,375,510
	Insurance – 0.5%
2,400	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	2,401,800
$8,482	Total Corporate Bonds (cost $6,866,279)				5,777,310
	Total Long-Term Investments (cost $765,541,058)				793,354,668

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.0% of Total Investments)
	REPURCHASE AGREEMENTS – 0.1% (0.0% of Total Investments)
$305	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $304,921, collateralized by $265,000 U.S. Treasury Notes, 0.375%, due 7/15/27, value $311,097	0.000%	11/02/20	$304,921
	Total Short-Term Investments (cost $304,921)			304,921
	Total Investments (cost $765,845,979) – 151.9%			793,659,589
	Borrowings – (41.5)% (10), (11)			(216,700,000)
	Reverse Repurchase Agreements – (10.0)% (12)			(52,000,000)
	Other Assets Less Liabilities – (0.4)% (13)			(2,428,200)
	Net Assets Applicable to Common Shares – 100%			$522,531,389
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(223)	12/20	$(30,979,137)	$(30,822,781)	$156,356	$41,813

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$112,000,000	Receive	1-Month LIBOR	1.928%	Monthly	6/01/18	3/01/23	3/01/24	$(6,607,668)	$(6,607,668)
Morgan Stanley Capital Services, LLC	45,000,000	Receive	1-Month LIBOR	2.333	Monthly	7/01/19	10/01/23	7/01/24	(3,561,714)	(3,561,714)
Total	$157,000,000								$(10,169,382)	$(10,169,382)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$355,359,760	$ —	$355,359,760
Contingent Capital Securities	—	256,086,391	—	256,086,391
$25 Par (or similar) Retail Preferred	129,404,838	46,726,369	—	176,131,207
Corporate Bonds	—	5,777,310	—	5,777,310
Short-Term Investments:
Repurchase Agreements	—	304,921	—	304,921
Investments in Derivatives:
Futures Contracts*	156,356	—	—	156,356
Interest Rate Swaps*	—	(10,169,382)	—	(10,169,382)
Total	$129,561,194	$654,085,369	$ —	$783,646,563

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $66,542,976.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $130,999,118 have been pledged as collateral for reverse repurchase agreements.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Borrowings as a percentage of Total Investments is 27.3%.
(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $501,868,965 have been pledged as collateral for borrowings.
(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 6.6%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.